Other assets - Changes in the allowance for doubtful accounts (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Other assets
At the beginning of the year	¥ 0
Allowance made during the year	28,819
At the end of the year	¥ (28,819)